Business Combination - Summary of Purchase Consideration and the Provisional Fair Value of Goodwill Identifiable Assets and Liabilities of BHPP Acquired (Detail) - BHP Petroleum International Pty Ltd [member] - USD ($)
$ in Millions
	Dec. 31, 2023	Jun. 01, 2022
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 399
Receivables	1,164
Inventories	295
Investments accounted for using the equity method	267
Other financial assets	59
Other assets	284
Exploration and evaluation assets	180
Oil and gas properties	19,353
Lease assets	142
Payables	(1,035)
Provisions	(4,827)
Tax payable	(365)
Deferred tax liabilities	(653)
Lease liabilities	(268)
Other liabilities	(1,054)
Net identifiable assets acquired	13,941
Goodwill arising on acquisition	4,669
Purchase consideration	18,610
Purchase consideration
Shares issued, at fair value	19,265	$ 19,265
Other reserves (share replacement awards)	18
Locked box payment received	(683)
Adjustments to locked box payment	10
Total purchase consideration	$ 18,610